UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation

            Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments July 31, 2017 (Unaudited)	BlackRock Global Allocation Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.0%
AGL Energy Ltd.	11,563	$222,978
AMP Ltd.	32,082	138,304
Commonwealth Bank of Australia	2,053	137,540
CSL Ltd.	3,217	324,120
Macquarie Group Ltd.	3,019	207,265
National Australia Bank Ltd.	29,535	708,036
Ramsay Health Care Ltd.	3,671	207,288
Rio Tinto Ltd.	1,574	82,974
Scentre Group	56,717	187,547
South32 Ltd.	56,263	131,225
Stockland	202,841	682,002
Telstra Corp. Ltd.	7,392	24,250
Westfield Corp.	13,931	85,652
Westpac Banking Corp.	6,263	159,645
Woolworths Ltd.	7,960	169,894

		3,468,720
Belgium — 0.6%
Anheuser-Busch InBev SA	1,401,305	169,042,892
Groupe Bruxelles Lambert SA	343	35,179
UCB SA	1,814	132,099
Umicore SA	684,708	54,969,810

		224,179,980
Brazil — 0.1%
Azul SA — ADR (a)	1,871,564	49,334,427
Banco do Brasil SA	35,444	326,212
JBS SA	223,991	553,091
Petroleo Brasileiro SA (a)	12,455	55,118
Vale SA	5,456	54,764

		50,323,612
Canada — 0.3%
Agrium, Inc.	4,941	494,437
Bank of Nova Scotia	15,332	955,153
Barrick Gold Corp.	12,970	219,296
Canadian Imperial Bank of Commerce	4,586	398,072
Canadian National Railway Co.	583	46,069
Canadian Natural Resources Ltd.	14,651	448,079
Canadian Pacific Railway Ltd.	2,704	423,336
CGI Group, Inc., Class A (a)	1,853	97,841
Encana Corp. (b)	12,165,155	122,381,459
Goldcorp, Inc.	7,995	104,975
Intact Financial Corp.	755	58,650
Magna International, Inc.	17,808	849,299
Manulife Financial Corp.	3,946	81,278
Platinum Group Metals Ltd. (a)(b)(g)	8,982,053	6,564,803
Suncor Energy, Inc.	4,689	152,959
Teck Resources Ltd., Class B	42,650	925,694
Thomson Reuters Corp.	10,911	499,714

Common Stocks	Shares	Value
Canada (continued)
Toronto-Dominion Bank	16,324	$841,503

		135,542,617
China — 0.5%
Agricultural Bank of China Ltd., Class H	936,000	436,590
Alibaba Group Holding Ltd. — ADR (a)(b)	975,256	151,115,917
Bank of China Ltd., Class H	1,216,000	598,044
Bank of Communications Co. Ltd., Class H	173,000	127,966
Brilliance China Automotive Holdings Ltd.	13,738,000	34,757,390
China Construction Bank Corp., Class H	1,161,000	963,995
China Merchants Bank Co., Class H	16,000	52,537
China Mobile Ltd. — ADR	250,151	13,365,568
China Overseas Land & Investment Ltd.	94,000	318,452
China Telecom Corp. Ltd., Class H	200,000	95,066
China Vanke Co. Ltd., Class H	9,700	28,580
Chongqing Changan Automobile Co. Ltd., Class B	38,800	51,463
CNOOC Ltd.	372,000	416,366
Industrial & Commercial Bank of China Ltd., Class H	928,000	648,447
Lenovo Group Ltd.	192,000	118,761
NetEase, Inc. — ADR	2,190	681,703
Vipshop Holdings Ltd. — ADR (a)	32,905	404,732
Want Want China Holdings Ltd. (b)	11,752,000	7,936,605

		212,118,182
Czech Republic — 0.0%
CEZ AS	720,879	13,078,681
Denmark — 0.0%
A.P. Moeller — Maersk A/S, Class B	137	299,049
Carlsberg A/S, Class B	1,472	163,538
Danske Bank A/S	18,207	737,341
Novo Nordisk A/S, Class B	19,199	816,522

		2,016,450
Finland — 0.3%
Nokia OYJ	20,999,887	134,004,112
France — 2.8%
Accor SA	1,219,929	56,670,210
Airbus SE	4,220	352,609
AXA SA	3,214,266	94,928,444
BNP Paribas SA	2,196	170,181
Cie Generale des Etablissements Michelin	412,907	55,922,502
Compagnie de Saint-Gobain	1,005,503	55,792,040
Danone SA	3,413,991	254,752,583

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
France (continued)
Dassault Aviation SA	44,229	$66,405,322
Engie SA	43,233	696,319
L’Oreal SA	2,608	540,326
LVMH Moet Hennessy Louis Vuitton SE	1,201	301,677
Orange SA	19,729	331,977
Safran SA	1,539,668	145,669,009
Sanofi	946,541	90,194,947
Sodexo SA	412,972	48,784,230
TOTAL SA	1,666,377	84,741,393
TOTAL SA — ADR	64,273	3,256,713
UbiSoft Entertainment SA (a)	117,546	7,437,782
Unibail-Rodamco SE	250,126	62,557,611
Vinci SA	631,781	56,573,692
Vivendi SA	4,495	103,897

		1,086,183,464
Germany — 1.8%
Allianz SE, Registered Shares	3,740	797,211
BASF SE	9,539	908,112
Bayer AG, Registered Shares	1,649,288	208,900,758
Beiersdorf AG	513	56,296
Deutsche Boerse AG	2,505	261,565
Deutsche Post AG, Registered Shares	11,906	461,864
Deutsche Telekom AG, Registered Shares	5,029,218	91,877,431
E.ON SE	5,284	52,273
Evonik Industries AG	1,243,660	42,356,013
Fresenius Medical Care AG & Co. KGaA	5,764	543,548
GEA Group AG	1,008,733	40,996,077
Henkel AG & Co. KGaA	274	34,472
Innogy SE (c)	5,155,676	216,537,824
Muenchener Rueckversicherungs AG, Registered Shares	1,784	383,202
SAP SE	12,218	1,293,705
Siemens AG, Registered Shares	368,520	50,008,749
Vonovia SE	1,429,782	57,941,696

		713,410,796
Hong Kong — 0.8%
AIA Group Ltd.	22,400	176,187
Beijing Enterprises Holdings Ltd.	18,000	95,527
China Mobile Ltd.	140,000	1,496,481
China Resources Power Holdings Co. Ltd.	136,000	258,961
CK Infrastructure Holdings Ltd.	1,446,000	13,477,708
CLP Holdings Ltd.	1,491,000	15,886,818
Galaxy Entertainment Group Ltd.	9,000	55,567
Hang Lung Properties Ltd.	2,921,000	7,264,781
HKT Trust & HKT Ltd. (d)	8,518,000	11,167,143

Common Stocks	Shares	Value
Hong Kong (continued)
Hongkong Land Holdings Ltd.	50,200	$377,227
Jardine Matheson Holdings Ltd.	196,100	12,509,012
Link REIT	1,821,000	14,784,042
Power Assets Holdings Ltd.	1,294,000	12,816,770
Sino Land Co. Ltd.	5,174,000	8,533,324
Sun Hung Kai Properties Ltd.	11,047,166	170,924,565
Swire Pacific Ltd., Class A	1,144,500	11,403,975
Swire Properties Ltd.	9,800	33,854
WH Group Ltd. (c)	463,000	434,128
Wharf Holdings Ltd.	1,839,000	15,630,840

		297,326,910
India — 1.3%
Coal India Ltd.	11,242,579	43,653,135
GAIL India Ltd.	35,238	206,938
Grasim Industries Ltd.	20,827	347,554
Hero MotoCorp Ltd.	278,287	15,855,804
Hindustan Petroleum Corp. Ltd.	23,092	137,887
Hindustan Unilever Ltd.	19,986	360,045
Indian Oil Corp. Ltd.	32,905	188,579
Infosys Ltd.	8,223,276	129,247,341
Kotak Mahindra Bank Ltd.	216,249	3,443,905
Kotak Mahindra Bank Placing Equity	3,289,841	52,392,838
Maruti Suzuki India Ltd.	366,017	44,209,136
Oil & Natural Gas Corp. Ltd.	3,530,601	9,323,698
Reliance Industries Ltd.	6,234,008	156,927,974
State Bank of India	6,093,529	29,672,664
Tata Motors Ltd. (a)	4,186	29,017
Tata Motors Ltd., Class A (a)	67,385	273,549
Tech Mahindra Ltd.	31,280	188,090
Vedanta Ltd.	51,845	226,093
Yes Bank Ltd.	968,978	27,329,423

		514,013,670
Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	42,570,011	30,831,627
Ireland — 0.0%
Experian PLC	2,711	53,858
Medtronic PLC	184,355	15,480,289

		15,534,147
Israel — 0.0%
Check Point Software Technologies Ltd. (a)	4,175	441,631
Italy — 1.0%
Assicurazioni Generali SpA	2,402	43,568
Atlantia SpA	14,720	447,773
Ei Towers SpA (g)	1,202,998	73,626,462
Enel SpA	16,712,942	95,335,568

2	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Italy (continued)
Luxottica Group SpA	1,024,636	$59,151,373
RAI Way SpA (c)	8,289,184	45,648,863
Snam SpA	1,215,221	5,749,539
Telecom Italia SpA (a)	123,175,054	126,723,746
Telecom Italia SpA, Non-Convertible Savings Shares	3,394,126	2,780,317

		409,507,209
Japan — 8.3%
Aisin Seiki Co. Ltd.	922,390	47,954,117
Ajinomoto Co., Inc.	3,515,800	70,712,444
Alfresa Holdings Corp.	409,800	7,542,016
Alpine Electronics, Inc.	285,600	5,207,085
Asahi Glass Co. Ltd.	2,000	84,179
Asahi Group Holdings Ltd.	1,358,000	55,353,761
Asahi Kasei Corp.	5,138,900	58,685,896
Astellas Pharma, Inc.	576,750	7,345,214
Bridgestone Corp.	2,874,100	120,917,678
Canon Marketing Japan, Inc.	347,200	7,669,160
Central Japan Railway Co.	3,700	595,430
Chiyoda Corp.	1,048,000	6,294,433
COMSYS Holdings Corp.	417,300	8,549,027
Daiichi Sankyo Co. Ltd.	8,300	181,015
Daikin Industries Ltd.	463,700	49,093,449
Denso Corp.	2,181,980	104,790,463
East Japan Railway Co.	1,717,173	161,040,423
Exedy Corp.	242,500	7,589,510
FUJIFILM Holdings Corp.	272,300	10,009,299
Fujitsu Ltd.	90,000	670,206
GS Yuasa Corp.	3,772,000	17,802,954
Hino Motors Ltd.	724,200	8,523,611
Hirose Electric Co. Ltd.	70,600	9,613,473
Hitachi Chemical Co. Ltd.	1,522,600	43,287,138
Hitachi Ltd.	140,000	963,174
Hoya Corp.	2,040,717	115,069,720
Inpex Corp.	7,209,800	70,162,416
ITOCHU Corp.	26,000	407,719
Japan Airlines Co. Ltd.	4,012,100	129,628,632
Japan Post Holdings Co. Ltd.	3,800	47,898
Japan Tobacco, Inc.	294,300	10,226,668
Kamigumi Co. Ltd.	757,000	8,112,839
Kao Corp.	6,600	401,838
KDDI Corp.	1,396,000	36,989,780
Keyence Corp.	33,600	15,520,315
Kinden Corp.	1,227,700	19,109,733
Kintetsu Group Holdings Co. Ltd.	69,000	264,596
Koito Manufacturing Co. Ltd.	500,600	29,243,104
Komatsu Ltd.	2,754,400	73,866,210
Kubota Corp.	2,885,810	50,112,374
Kuraray Co. Ltd.	521,900	10,146,480
Kurita Water Industries Ltd.	293,500	8,350,185
Kyocera Corp.	199,900	12,143,933
Kyushu Railway Co.	905,500	29,850,429
Mabuchi Motor Co. Ltd.	209,400	11,035,385

Common Stocks	Shares	Value
Japan (continued)
Maeda Road Construction Co. Ltd.	486,000	$10,034,261
Makita Corp.	241,700	9,454,211
Marubeni Corp.	64,400	426,745
Mazda Motor Corp.	22,200	333,728
Medipal Holdings Corp.	469,500	8,591,583
Mitsubishi Electric Corp.	9,154,700	141,721,057
Mitsubishi UFJ Financial Group, Inc.	71,000	450,432
Mizuho Financial Group, Inc.	129,800	230,833
Murata Manufacturing Co. Ltd.	645,440	100,410,678
Nintendo Co. Ltd.	210,600	71,522,805
Nippo Corp.	474,000	9,643,136
Nippon Steel & Sumitomo Metal Corp.	7,000	171,835
Nippon Telegraph & Telephone Corp.	325,400	15,924,486
Nippon Television Holdings, Inc.	697,600	11,926,773
Nitto Denko Corp.	792,500	70,666,437
Nomura Holdings, Inc.	22,700	134,866
NTT DOCOMO, Inc.	930,800	21,615,034
Okumura Corp.	3,340,620	24,309,848
Olympus Corp.	10,100	366,597
ORIX Corp.	11,900	188,834
Osaka Gas Co. Ltd.	17,000	68,087
Otsuka Holdings Co. Ltd.	284,700	12,537,972
Panasonic Corp.	5,000	68,866
Renesas Electronics Corp. (a)	2,877,500	26,995,422
Resona Holdings, Inc.	74,200	382,253
Rinnai Corp.	257,975	24,083,962
Rohm Co. Ltd.	1,138,800	88,016,261
Sawai Pharmaceutical Co. Ltd.	140,600	7,924,460
Secom Co. Ltd.	149,800	11,239,184
Seino Holdings Co Ltd.	527,000	7,095,983
Seven & i Holdings Co. Ltd.	134,900	5,437,098
Shimamura Co. Ltd.	70,200	8,728,883
Shin-Etsu Chemical Co. Ltd.	1,829,140	167,302,179
Shionogi & Co. Ltd.	21,700	1,158,565
SHO-BOND Holdings Co. Ltd.	95,100	5,027,319
SKY Perfect JSAT Holdings, Inc.	811,000	3,640,599
Sony Corp.	17,800	731,301
Stanley Electric Co. Ltd.	338,600	11,185,284
Subaru Corp.	1,830,490	66,038,658
Sumitomo Electric Industries Ltd.	3,023,400	48,871,601
Sumitomo Mitsui Financial Group, Inc.	3,635,300	140,270,889
Suzuken Co. Ltd.	201,700	6,736,163
Suzuki Motor Corp.	3,664,608	173,707,255
Toda Corp.	3,499,900	24,060,776
Toho Co. Ltd.	314,000	11,315,749
Tokio Marine Holdings, Inc.	1,911,921	80,402,492
Tokyo Electron Ltd.	4,400	618,806
Tokyo Gas Co. Ltd.	20,734,285	110,012,521
Tokyo Steel Manufacturing Co. Ltd.	957,500	8,207,861
Toray Industries, Inc.	5,537,500	50,003,181

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Japan (continued)
Toyota Industries Corp.	2,468,080	$132,417,205
Trend Micro, Inc.	284,300	14,218,487
TV Asahi Holdings Corp.	466,200	8,477,097
Ube Industries Ltd.	14,076,500	38,131,425
Unicharm Corp.	5,700	146,247
West Japan Railway Co.	655,200	47,029,725
Yamaha Corp.	282,000	9,972,421
Yamato Holdings Co. Ltd.	1,800	36,130
Yamato Kogyo Co. Ltd.	211,600	5,931,222

		3,297,519,177
Mexico — 0.0%
Cemex SAB de CV (a)	398,703	385,209
Fomento Economico Mexicano SAB de CV	8,303	83,849

		469,058
Netherlands — 1.2%
ABN AMRO Group NV (c)	2,287,676	64,661,708
Aegon NV	3,843	21,542
Akzo Nobel NV	309	27,975
ING Groep NV	7,369,847	137,697,008
Koninklijke Philips NV	5,706,822	218,092,138
NXP Semiconductors NV (a)	1,061	117,060
Randstad Holding NV	816,577	49,236,138
Royal Dutch Shell PLC, Class A	6,588	186,054
Royal Dutch Shell PLC, Class B	40,419	1,151,445
Unilever NV CVA	167,165	9,741,977

		480,933,045
Norway — 0.0%
DNB ASA	13,313	261,527
Statoil ASA	12,970	243,759
Telenor ASA	15,509	309,615

		814,901
Poland — 0.0%
PGE SA	52,703	192,059
Powszechny Zaklad Ubezpieczen SA	5,833	71,853

		263,912
Portugal — 0.1%
Jeronimo Martins SGPS SA	277,784	5,463,545
NOS SGPS SA	5,337,492	33,967,488

		39,431,033
Singapore — 0.3%
CapitaLand Ltd.	29,994,700	81,595,677
ComfortDelGro Corp. Ltd. (b)	8,089,400	13,782,818
Genting Singapore PLC	809,300	695,344

Common Stocks	Shares	Value
Singapore (continued)
Singapore Telecommunications Ltd.	7,008,400	$20,515,215
Wilmar International Ltd.	111,900	275,471

		116,864,525
South Africa — 0.0%
AngloGold Ashanti Ltd.	2,470	24,954
Barclays Africa Group Ltd.	24,945	273,844
FirstRand Ltd.	41,208	162,092
RMB Holdings Ltd.	75,120	362,547
Standard Bank Group Ltd.	4,186	52,002
Tiger Brands Ltd.	8,612	261,110

		1,136,549
South Korea — 0.5%
Coway Co. Ltd.	144,082	12,755,870
Doosan Bobcat, Inc.	1,982,402	62,697,020
Hana Financial Group, Inc.	2,430	110,874
Hyundai Motor Co.	18,606	2,408,652
Korea Electric Power Corp.	9,676	385,763
KT&G Corp.	418,816	42,660,044
LG Chem Ltd.	67,083	19,667,113
LG Display Co. Ltd.	14,511	409,466
Lotte Chemical Corp.	377	124,122
POSCO	51,986	15,534,188
Samsung Electronics Co. Ltd.	892	1,918,227
SK Innovation Co. Ltd.	4,049	639,037
SK Telecom Co. Ltd.	62,990	15,574,384

		174,884,760
Spain — 0.4%
Abertis Infraestructuras SA	17,156	338,269
Aena SA (c)	5,202	1,016,720
Banco Bilbao Vizcaya Argentaria SA	42,650	385,884
Cellnex Telecom SAU (c)	5,045,375	113,482,417
Endesa SA	21,479	508,479
Gas Natural SDG SA	1,264,445	29,593,107
Telefonica SA	75,074	850,061

		146,174,937
Sweden — 0.6%
Sandvik AB	15,612	246,023
Skandinaviska Enskilda Banken AB, Class A	29,611	375,003
SKF AB, Class B	7,713,102	153,306,730
Svenska Handelsbanken AB, Class A	4,470,527	66,539,785
Swedbank AB, Class A	2,024	52,781
Volvo AB, Class B	45,756	777,184

		221,297,506

4	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
Switzerland — 0.8%
ABB Ltd., Registered Shares	53,662	$1,257,103
Nestle SA, Registered Shares	2,486,257	209,863,721
Novartis AG, Registered Shares	152,992	13,031,509
Roche Holding AG	3,397	860,016
Swiss Re AG	4,014	386,999
UBS Group AG, Registered Shares (a)	5,565,372	96,784,406
Zurich Insurance Group AG	5,250	1,600,092

		323,783,846
Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	7,351,000	11,977,610
Cheng Shin Rubber Industry Co. Ltd.	11,018,672	22,287,170
Chunghwa Telecom Co. Ltd.	10,233,000	34,589,580
Far EasTone Telecommunications Co. Ltd.	5,487,000	13,265,520
Formosa Chemicals & Fibre Corp.	3,115,000	9,385,216
Formosa Petrochemical Corp.	2,188,000	7,680,995
Formosa Plastics Corp.	3,323,000	9,965,939
Fubon Financial Holding Co. Ltd.	7,565,000	11,751,879
Hon Hai Precision Industry Co. Ltd.	4,507,700	17,530,782
Innolux Corp.	616,000	300,490
Nan Ya Plastics Corp.	4,168,000	10,490,444
Pegatron Corp.	248,000	808,852
Taiwan Cooperative Financial Holding Co. Ltd.	55,000	30,055
Taiwan Mobile Co. Ltd.	5,807,000	20,782,540
Taiwan Semiconductor Manufacturing Co. Ltd.	1,686,000	11,918,164
Uni-President Enterprises Corp.	8,283,000	15,852,355

		198,617,591
Thailand — 0.2%
Advanced Info Service PCL	1,073,200	5,980,339
Advanced Info Service PCL, Foreign Registered Shares	2,186,900	12,190,884
Intouch Holdings PCL	—	—
Intouch Holdings PCL — NVDR	8,613,300	15,462,287
PTT Global Chemical PCL, Foreign Registered Shares	6,903,600	14,850,338
Siam Cement PCL — NVDR	1,030,800	15,668,138
Siam Cement PCL, Foreign Registered Shares	—	—
Thai Oil PCL — NVDR	3,146,100	8,107,165

		72,259,151
Turkey — 0.0%
KOC Holding AS	74,971	349,146
Turkiye Garanti Bankasi AS	107,979	323,363
Yapi ve Kredi Bankasi (a)	20,278	26,176

		698,685

Common Stocks	Shares	Value
United Arab Emirates — 0.3%
NMC Health PLC	3,447,250	$102,736,655
United Kingdom — 3.5%
Associated British Foods PLC	8,818	344,957
Aviva PLC	26,249	186,579
BAE Systems PLC	6,261,270	49,675,840
Barclays PLC	191,014	512,157
Berkeley Group Holdings PLC	1,083,837	49,984,826
BP PLC	5,235,533	30,752,222
BP PLC — ADR	3,397,240	119,379,014
Centrica PLC	92,093	241,253
Compass Group PLC	1,681	35,868
Diageo PLC	4,186	135,195
GlaxoSmithKline PLC	9,252,903	184,197,229
GW Pharmaceuticals PLC, ADR (a)(b)	160,118	17,897,990
HSBC Holdings PLC	21,284,733	213,164,641
Imperial Brands PLC	16,435	676,847
Legal & General Group PLC	162,741	576,220
Liberty Global PLC, Class A (a)	607,955	20,585,356
Liberty Global PLC, Class C (a)	8,441	276,612
Lloyds Banking Group PLC	1,385,443	1,197,767
Meggitt PLC	6,512,372	43,224,314
National Grid PLC	379,118	4,691,155
Prudential PLC	4,975	121,392
Reckitt Benckiser Group PLC	4,392	427,022
RELX NV	18,769	394,232
Royal Dutch Shell PLC — ADR, Class A	3,476,254	196,512,639
Royal Dutch Shell PLC, A Shares	3,734,959	105,661,584
Smiths Group PLC	2,521,894	51,080,615
Spire Healthcare Group PLC (c)	9,121,012	41,489,076
SSE PLC	27,964	508,900
Vodafone Group PLC	60,361,354	176,940,431
Vodafone Group PLC — ADR	1,969,714	58,461,111

		1,369,333,044
United States — 26.4%
3M Co.	22,991	4,625,099
AbbVie, Inc.	79,209	5,537,501
Acadia Healthcare Co., Inc. (a)(b)	1,345,307	71,207,100
Accenture PLC, Class A	55,147	7,104,037
Adobe Systems, Inc. (a)	58,392	8,553,844
Aetna, Inc.	1,291,762	199,331,794
Agilent Technologies, Inc.	823	49,207
Air Products & Chemicals, Inc.	1,307,504	185,861,694
Alliance Data Systems Corp.	14,949	3,609,137
Allstate Corp.	1,045,549	95,144,959
Alphabet, Inc., Class A (a)	2,875	2,718,313
Alphabet, Inc., Class C (a)	311,059	289,440,399
Altria Group, Inc.	130,805	8,498,401
Amazon.com, Inc. (a)	355,699	351,352,358
Amdocs Ltd.	105,745	7,102,892
American International Group, Inc.	64,084	4,194,298

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
American Tower Corp.	61,650	$8,404,782
Ameriprise Financial, Inc.	32,859	4,760,612
Amgen, Inc.	55,970	9,767,325
Anadarko Petroleum Corp.	3,469,906	158,470,607
Analog Devices, Inc.	34,644	2,737,222
Anthem, Inc.	541,650	100,860,647
Aon PLC	411	56,788
Apple, Inc.	2,670,628	397,202,502
Applied Materials, Inc.	31,395	1,391,112
Archer-Daniels-Midland Co.	8,166	344,442
AT&T, Inc.	892	34,788
Automatic Data Processing, Inc.	1,956	232,588
Axalta Coating Systems Ltd. (a)	3,801,164	119,736,666
Axis Capital Holdings Ltd.	78,819	5,090,131
Baker Hughes a GE Co.	27,139	1,001,158
Bank of America Corp.	13,086,836	315,654,508
Bank of New York Mellon Corp.	69,066	3,662,570
Baxter International, Inc.	273,712	16,554,102
Berkshire Hathaway, Inc., Class B (a)	851,507	148,988,180
Biogen, Inc. (a)	212,574	61,559,336
Boeing Co.	35,163	8,525,621
Brookdale Senior Living, Inc. (a)(b)	4,024,356	57,145,855
Capital One Financial Corp.	55,506	4,783,507
Cardinal Health, Inc.	77,665	6,000,398
Carnival Corp.	14,548	971,515
Catalent, Inc. (a)	421,438	14,623,899
Celgene Corp. (a)	1,711	231,687
CenterPoint Energy, Inc.	79,989	2,254,890
Cerner Corp. (a)	2,779	178,884
Charles Schwab Corp.	1,770,026	75,934,115
Charter Communications, Inc., Class A (a)	316,216	123,928,213
Chevron Corp.	25,763	2,813,062
Chubb Ltd.	889,359	130,255,519
Cigna Corp.	513	89,036
Cisco Systems, Inc.	160,124	5,035,900
Citigroup, Inc.	2,710,471	185,531,740
CME Group, Inc.	1,916	234,940
Coca-Cola Co.	11,735	537,932
Colgate-Palmolive Co.	200,058	14,444,188
Comcast Corp., Class A	7,181,147	290,477,396
CommScope Holding Co., Inc. (a)	3,436,030	126,377,183
Conagra Brands, Inc.	44,456	1,522,173
Constellation Brands, Inc., Class A	35,499	6,863,732
Cooper Cos., Inc.	6,156	1,501,264
Corning, Inc.	18,495	538,979
Crown Holdings, Inc. (a)	76,686	4,560,516
Cummins, Inc.	24,264	4,073,926
CVS Health Corp.	1,172,284	93,700,660
Danaher Corp.	7,118	580,046
Deere & Co.	6,622	849,470

Common Stocks	Shares	Value
United States (continued)
Dell Technologies, Inc., Class V (a)	8,063	$518,209
Delta Air Lines, Inc.	1,973,462	97,410,084
Devon Energy Corp.	2,396	79,811
Discover Financial Services	945,395	57,612,371
DISH Network Corp., Class A (a)(b)	838,963	53,718,801
Dominion Energy Inc.	205,151	15,833,554
DXC Technology Co.	9,196	720,782
E.I. du Pont de Nemours & Co.	2,985,509	245,438,695
Eaton Corp. PLC	12,043	942,365
eBay, Inc. (a)	33,641	1,201,993
Edgewell Personal Care Co. (a)	1,989,916	143,671,935
Electronic Arts, Inc. (a)	559,520	65,318,365
Emerson Electric Co.	9,367	558,367
EQT Corp. (b)	1,082,459	68,952,638
Equity Residential	10,122	688,903
Expedia, Inc.	403,414	63,122,189
Express Scripts Holding Co. (a)	35,032	2,194,404
Exxon Mobil Corp.	26,112	2,090,004
Facebook, Inc., Class A (a)	1,494,422	252,930,923
Fifth Third Bancorp	99,034	2,644,208
FirstEnergy Corp.	12,936	412,788
Ford Motor Co.	20,735	232,647
Fortune Brands Home & Security, Inc.	1,259,155	82,688,709
Franklin Resources, Inc.	3,388	151,715
General Dynamics Corp.	36,764	7,217,876
General Electric Co.	741,426	18,987,920
Gilead Sciences, Inc.	2,683,304	204,172,601
Global Payments, Inc.	579,599	54,696,758
Goldman Sachs Group, Inc.	458,357	103,281,583
Goodyear Tire & Rubber Co.	98,218	3,094,849
H&R Block, Inc.	247,995	7,563,848
Halliburton Co.	7,632	323,902
Hartford Financial Services Group, Inc.	223,726	12,304,930
HCA Healthcare, Inc. (a)	1,571,766	126,275,680
HCP, Inc.	27,618	874,110
Helmerich & Payne, Inc.	58,766	2,974,735
Hewlett Packard Enterprise Co.	33,180	580,982
Home Depot, Inc.	550,340	82,330,864
Honeywell International, Inc.	1,098	149,460
HP, Inc.	83,069	1,586,618
Humana, Inc.	343	79,302
Illinois Tool Works, Inc.	35,234	4,957,776
Illumina, Inc. (a)	103	17,907
Intel Corp.	181,500	6,437,805
International Business Machines Corp.	10,671	1,543,774
International Paper Co.	106,276	5,843,054
Intuit, Inc.	57,644	7,909,333
Invitae Corp. (a)(g)	573,694	5,323,880

6	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks	Shares	Value
United States (continued)
Jawbone Health Hub, Inc., (Acquired 1/24/17, Cost $0) (a)(e)(f)	1,518,232	$4,140,674
Johnson & Johnson	129,356	17,168,128
JPMorgan Chase & Co.	1,736,640	159,423,552
Kansas City Southern	1,388,061	143,234,015
Kimberly-Clark Corp.	11,465	1,412,029
Kinder Morgan, Inc.	7,789	159,129
KLA-Tencor Corp.	54,749	5,071,400
Kroger Co.	18,974	465,242
Las Vegas Sands Corp.	12,902	794,892
Lear Corp.	31,181	4,620,712
Liberty Broadband Corp., Class A (a)	260,215	25,740,468
Liberty Broadband Corp., Class C (a)	627,082	62,193,993
Liberty Media Corp. — Liberty Formula One, (Acquired 1/23/17,cost $35,157,025) (a)(f)	136,678	4,806,965
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	965,090	44,519,602
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	1,540,841	70,878,686
Lookout, Inc., (Acquired 3/04/15, cost $2,096,082) (a)(e)(f)	183,495	130,281
Lowe’s Cos., Inc.	2,559,632	198,115,517
LyondellBasell Industries NV, Class A	7,000	630,630
ManpowerGroup, Inc.	28,617	3,066,312
Marathon Oil Corp.	6,539,710	79,980,653
Marathon Petroleum Corp.	3,576,449	200,245,380
Marsh & McLennan Cos., Inc.	1,034,893	80,690,607
Masco Corp.	2,004,694	76,438,982
Mastercard, Inc., Class A	569,612	72,796,414
McDonald’s Corp.	63,583	9,864,267
McKesson Corp.	29,790	4,822,107
Merck & Co., Inc.	3,217	205,502
MetLife, Inc.	1,752,409	96,382,495
Michael Kors Holdings Ltd. (a)(b)	2,453,690	89,412,464
Micron Technology, Inc. (a)	24,670	693,720
Microsoft Corp.	2,763,683	200,919,754
Mohawk Industries, Inc. (a)	300,776	74,890,216
Mondelez International, Inc., Class A	356,521	15,694,054
Monsanto Co.	11,259	1,315,276
Moody’s Corp.	5,955	783,857
Morgan Stanley	3,380,430	158,542,167
Motorola Solutions, Inc.	7,290	661,057
NextEra Energy Partners LP	1,376,547	56,741,267
NextEra Energy, Inc.	1,296,744	189,441,331
Norfolk Southern Corp.	3,593	404,500
Northern Trust Corp.	721	63,095
Northrop Grumman Corp.	26,057	6,856,378

Common Stocks	Shares	Value
United States (continued)
O’Reilly Automotive, Inc. (a)	451,416	$92,224,289
Omnicom Group, Inc.	32,185	2,534,247
ONEOK, Inc.	480	27,154
Oracle Corp.	28,342	1,415,116
PACCAR, Inc.	616	42,165
Packaging Corp. of America	66,560	7,286,989
Parker-Hannifin Corp.	171	28,383
PepsiCo, Inc.	149,720	17,458,849
Perrigo Co. PLC	1,529,077	114,558,449
Pfizer, Inc.	7,443,346	246,821,353
Philip Morris International, Inc.	14,716	1,717,504
Phillips 66	58,014	4,858,673
Prudential Financial, Inc.	56,448	6,391,607
Pure Storage, Inc., Class A (a)(b)	4,450,099	53,712,695
PVH Corp.	23,641	2,820,135
QUALCOMM, Inc.	4,705,558	250,288,630
Ralph Lauren Corp.	617,391	46,705,629
Raytheon Co.	29,684	5,098,821
Reinsurance Group of America, Inc.	45,652	6,400,410
Republic Services, Inc.	1,853	119,000
Rockwell Automation, Inc.	27,127	4,476,769
Royal Caribbean Cruises Ltd.	31,667	3,580,588
S&P Global, Inc.	1,780	273,390
Sabre Corp.	2,663,315	58,939,161
Schlumberger Ltd.	906,063	62,155,922
Scripps Networks Interactive, Inc., Class A	36,092	3,154,802
Sempra Energy	679,495	76,789,730
Sherwin-Williams Co.	1,814	611,808
Simon Property Group, Inc. (b)	28,351	4,493,634
Snap, Inc., Class A (a)(b)	2,422,413	33,114,386
St. Joe Co. (a)(g)	5,683,050	102,579,052
Stanley Black & Decker, Inc.	1,335	187,821
Starbucks Corp.	881,328	47,574,085
State Street Corp.	4,346	405,178
Stryker Corp.	20,837	3,065,123
SunTrust Banks, Inc.	1,013,401	58,057,743
Target Corp.	1,954,859	110,781,860
Tenet Healthcare Corp. (a)(b)	3,914,620	67,918,657
TESARO, Inc. (a)(b)	173,201	22,110,840
Texas Instruments, Inc.	13,723	1,116,778
Thermo Fisher Scientific, Inc.	71,514	12,552,852
Time Warner, Inc.	1,266	129,664
Travelers Cos., Inc.	122,326	15,668,737
TripAdvisor, Inc. (a)(b)	958,554	37,402,777
Tyson Foods, Inc., Class A	67,273	4,262,417
Union Pacific Corp.	12,183	1,254,362
United Continental Holdings, Inc. (a)	2,391,091	161,829,039
United Rentals, Inc. (a)	42,781	5,089,228
United Technologies Corp.	1,985	235,361
UnitedHealth Group, Inc.	98,657	18,923,399
Unum Group	865,046	43,364,756

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Common Stocks		Shares	Value
United States (continued)
Urban Outfitters, Inc. (a)(b)		1,377,961	$26,994,256
Valero Energy Corp.		134,182	9,254,533
VeriFone Systems, Inc. (a)(b)		2,631,648	51,343,452
VeriSign, Inc. (a)(b)		73,208	7,406,453
Verizon Communications, Inc.		3,755,380	181,760,392
Visa, Inc., Class A		695,723	69,266,182
Vistra Energy Corp.		1,053,392	17,307,231
VMware, Inc., Class A (a)(b)		595,786	55,235,320
WABCO Holdings, Inc. (a)		33,026	4,543,387
Wal-Mart Stores, Inc.		10,883	870,531
Walgreens Boots Alliance, Inc.		5,373	433,440
Waste Management, Inc.		15,475	1,162,946
Wells Fargo & Co.		9,127	492,310
Western Digital Corp.		37,520	3,193,702
WestRock Co.		1,104,858	63,440,946
Weyerhaeuser Co.		14,342	473,573
Williams Cos., Inc.		5,697,622	181,070,427
Williams-Sonoma, Inc.		1,150,146	53,401,279
Wyndham Worldwide Corp.		65,407	6,826,529
Yum China Holdings, Inc. (a)		4,415	158,013
Yum! Brands, Inc.		13,792	1,041,020
Zimmer Biomet Holdings, Inc.		1,248,163	151,427,135

			10,457,202,196
Total Common Stocks — 52.7%			20,846,402,379

Corporate Bonds		Par (000)
Australia — 0.2%
Quintis Ltd., 8.75%, 8/01/23 (c)	USD	120,610	86,839,200
Brazil — 0.0%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (c)		21,269	8,348,083
Canada — 0.0%
New Red Finance, Inc., 4.25%, 5/15/24 (c)		10,258	10,315,650
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (a)(c)(h)		34,787	1,217,552
China — 0.0%
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(e)(h)(i)(j)	SGD	88,600	7
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(e)(h)(i)(j)	USD	39,500	197,500

			197,507
France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		45,846	46,252,883

Corporate Bonds		Par (000)	Value
France (continued)
Danone SA, 2.59%, 11/02/23 (c)	USD	31,363	$30,983,759

			77,236,642
Germany — 0.2%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (c)(j)	EUR	59,300	81,747,159
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (c)	USD	12,406	12,870,810

			94,617,969
India — 0.0%
REI Agro Ltd., 5.50%, 11/13/17 (a)(e)(h)(j)		54,787	5
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		37,426	38,332,869
Telecom Italia SpA, 5.30%, 5/30/24 (c)		26,823	29,572,358

			67,905,227
Luxembourg — 0.2%
Actavis Funding SCS, 3.45%, 3/15/22		27,962	29,092,364
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		25,917	24,491,565
8.00%, 2/15/24 (c)		8,522	9,257,022

			62,840,951
Mexico — 0.2%
Petroleos Mexicanos:
(3 mo. LIBOR US + 3.650%), 4.88%, 3/11/22 (c)(k)		32,239	35,059,912
4.63%, 9/21/23		34,206	35,215,077
Trust F/1401, 5.25%, 12/15/24 (c)		12,400	13,070,220

			83,345,209
Netherlands — 0.3%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(e)(g)(h)		140,850	39,395,745
Cooperatieve Rabobank UA, 3.95%, 11/09/22		8,259	8,693,242
Petrobras Global Finance BV:
6.13%, 1/17/22		55,353	58,170,467
7.38%, 1/17/27		5,082	5,501,265

			111,760,719
Singapore — 0.2%
CapitaLand Ltd., 1.95%, 10/17/23 (c)	SGD	35,000	26,718,444

8	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds		Par (000)	Value
Singapore (continued)
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	43,414	$41,474,523

			68,192,967
Spain — 0.1%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (c)	EUR	48,300	55,033,401
Switzerland — 0.1%
UBS Group Funding Switzerland AG, 4.13%, 9/24/25 (c)	USD	20,186	21,327,216
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)		86,375	69,100,208
United Kingdom — 0.0%
Delta Topco Ltd., (2.00% PIK) (Acquired 1/23/17, cost $7,532,366), 2.00%, 7/23/19 (e)(f)(l)		6,010	9,017,186
United States — 3.8%
AbbVie, Inc.:
2.50%, 5/14/20		32,819	33,334,980
2.30%, 5/14/21		26,574	26,592,416
Activision Blizzard, Inc., 2.30%, 9/15/21		7,649	7,630,359
AliphCom (a)(e)(f)(h)(j):
(Acquired 11/11/15, cost $11,493,000), 15.00%, 4/28/20		11,493	339,044
(Acquired 4/27/15 - 7/21/15, cost $204,855,000), 15.00%, 4/28/20		204,855	6,043,223
Ally Financial, Inc., 3.50%, 1/27/19		19,377	19,667,655
American Express Credit Corp., 2.70%, 3/03/22		59,746	60,570,136
American Tower Corp., 3.40%, 2/15/19		13,188	13,481,064
Apple, Inc.:
3.35%, 2/09/27		51,436	52,852,856
3.20%, 5/11/27		49,427	50,138,798
AT&T, Inc.:
3.00%, 6/30/22		61,298	62,032,166
2.85%, 2/14/23 (m)		44,395	44,455,333
3.40%, 8/14/24 (m)		72,120	72,183,682
Bank of America Corp.:
3.30%, 1/11/23		32,504	33,355,605
Series L, 2.60%, 1/15/19		15,599	15,758,687
Becton Dickinson & Co.:
2.68%, 12/15/19		12,994	13,197,551
3.13%, 11/08/21		29,124	29,777,572
2.89%, 6/06/22		24,015	24,175,732

Corporate Bonds		Par (000)	Value
United States (continued)
Berkshire Hathaway, Inc., 2.75%, 3/15/23	USD	22,024	$22,471,748
Cablevision Systems Corp., 5.88%, 9/15/22		10,880	11,492,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 5/01/27 (c)		24,908	25,748,645
Citigroup, Inc.:
2.70%, 3/30/21		30,221	30,529,798
2.90%, 12/08/21		14,375	14,579,297
Cobalt International Energy, Inc.:
2.63%, 12/01/19		56,543	16,432,809
3.13%, 5/15/24		69,805	17,625,762
eBay, Inc., 3.80%, 3/09/22		15,522	16,328,057
Edgewell Personal Care Co.:
4.70%, 5/19/21		16,616	17,758,350
4.70%, 5/24/22		15,484	16,645,300
EI du Pont de Nemours & Co., 2.20%, 5/01/20		33,242	33,525,122
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		24,529	25,138,644
2.55%, 10/05/18		9,151	9,219,303
2.26%, 3/28/19		12,690	12,731,699
Forest Laboratories LLC, 5.00%, 12/15/21 (c)		14,215	15,590,827
GE Capital International Funding Co., 2.34%, 11/15/20		11,114	11,233,364
General Electric Co., 5.55%, 5/04/20		3,651	4,014,505
General Motors Financial Co., Inc., 3.45%, 4/10/22		12,099	12,334,459
Goldman Sachs Group, Inc., 2.60%, 12/27/20		97,655	98,490,146
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 4/01/25 (c)		22,192	22,996,460
Hughes Satellite Systems Corp., 7.63%, 6/15/21		4,968	5,700,780
JPMorgan Chase & Co.:
2.30%, 8/15/21		41,893	41,853,998
4.35%, 8/15/21		13,069	14,042,601
, (3 mo. LIBOR US + 1.000%), 2.30%, 1/15/23 (k)		34,031	34,268,877
Medtronic, Inc., 3.15%, 3/15/22		34,349	35,813,882
Mylan, Inc., 2.55%, 3/28/19		21,187	21,371,751
Oracle Corp., 1.90%, 9/15/21		47,453	47,233,862
QUALCOMM, Inc.:
3.00%, 5/20/22		36,012	37,149,979
2.60%, 1/30/23		31,330	31,515,944
Santander Holdings USA, Inc., 3.70%, 3/28/22 (c)		8,170	8,296,512
Sherwin-Williams Co.:
2.25%, 5/15/20		19,455	19,570,952
2.75%, 6/01/22		11,215	11,336,784

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Corporate Bonds		Par (000)	Value
United States (continued)
Synchrony Financial, 3.75%, 8/15/21	USD	8,436	$8,709,326
T-Mobile USA, Inc.:
4.00%, 4/15/22		5,168	5,377,950
6.00%, 4/15/24		20,039	21,541,925
Verizon Communications, Inc.:
3.13%, 3/16/22		149,103	151,999,177
2.63%, 8/15/26		15,228	14,093,590
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		12,763	12,866,010

			1,523,217,054
Total Corporate Bonds — 5.9%			2,350,512,746

Floating Rate Loan Interests (o)
Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1, (PRIME + 4.00%), 8.25%, 3/31/21		29,622	20,550,487
United States — 0.5%
Fieldwood Energy LLC:
1st Lien Last Out Term Loan, (3-Mo. LIBOR + 7.12%), 8.42%, 9/30/20		15,642	12,461,726
1st Lien Term Loan, (3-Mo. LIBOR + 7.00%), 8.30%, 8/31/20		11,587	10,997,905
2nd Lien Term Loan, (3-Mo. LIBOR + 7.12%), 8.42%, 9/30/20		26,326	15,137,679
Hilton Worldwide Finance LLC, Term Loan B2, (1-Mo. LIBOR + 2.00%), 3.23%, 10/25/23		54,848	55,090,122
Neiman Marcus Group, Inc., 2020 Term Loan, (1-Mo. LIBOR + 3.25%), 4.47%, 10/25/20		15,370	11,339,649
Seadrill Partners Finco LLC, Term Loan B, (3-Mo. LIBOR + 3.00%), 4.30%, 2/21/21		54,271	37,085,250
Sheridan Investment Partners II LP:
Term Loan A, (3-Mo. LIBOR + 3.50%), 4.71%, 12/16/20		61,363	51,774,759
Term Loan B, (3-Mo. LIBOR + 3.50%), 4.71%, 12/16/20		3,184	2,685,999

Floating Rate Loan Interests		Par (000)	Value
United States (continued)
Sheridan Investment Partners II LP (continued):
Term Loan M, (3-Mo. LIBOR + 3.50%), 4.71%, 12/16/20	USD	8,536	$7,202,252

			203,775,341
Total Floating Rate Loan Interests — 0.6%			224,325,828

Foreign Agency Obligations
Argentina — 0.8%
Argentine Republic Government International Bond:
6.88%, 4/22/21		29,309	31,551,138
5.63%, 1/26/22		33,194	34,023,850
7.50%, 4/22/26		173,032	186,268,948
City of Buenos Aires Argentina, 8.95%, 2/19/21 (c)		2,921	3,233,401
Republic of Argentina:
3.88%, 1/15/22	EUR	19,363	22,811,902
6.88%, 1/26/27	USD	50,041	51,442,148

			329,331,387
Australia — 2.2%
Australia Government Bond:
5.75%, 5/15/21	AUD	186,910	169,717,270
5.75%, 7/15/22		588,654	549,510,393
3.00%, 3/21/47		125,600	90,679,884
Series 133, 5.50%, 4/21/23		56,601	53,066,562

			862,974,109
Brazil — 1.1%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22	BRL	115	119,034,964
Series F, 10.00%, 1/01/23		603	196,269,386
Series F, 10.00%, 1/01/27		228	74,190,465
Brazilian Government International Bond:
4.88%, 1/22/21	USD	8,269	8,765,140
2.63%, 1/05/23		42,230	39,759,545

			438,019,500
Canada — 1.0%
Canadian Government Bond:
0.50%, 8/01/18	CAD	401,615	319,861,745
0.75%, 3/01/21		98,644	77,028,166

			396,889,911
Germany — 0.5%
Bundesrepublik Deutschland, 0.00%, 8/15/26	EUR	168,606	192,430,869

10	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Foreign Agency Obligations		Par (000)	Value
Hungary — 0.3%
Hungary Government International Bond:
6.25%, 1/29/20	USD	29,997	$32,696,730
6.38%, 3/29/21		84,640	95,369,136

			128,065,866
Indonesia — 0.3%
Indonesia Government International Bond:
6.88%, 1/17/18 (c)		22,273	22,788,998
4.88%, 5/05/21		9,336	10,034,109
3.70%, 1/08/22 (c)		13,396	13,854,170
2.63%, 6/14/23 (c)	EUR	47,507	59,292,573

			105,969,850
Japan — 1.2%
Japan Government Bond:
0.10%, 3/15/18	JPY	26,525,200	240,919,890
0.10%, 10/15/18		24,956,150	226,967,520

			467,887,410
Mexico — 1.2%
Mexican Bonos:
8.50%, 12/13/18	MXN	28,316	162,273,602
6.50%, 6/10/21		56,720	316,168,396

			478,441,998
New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 5/15/21	NZD	223,572	190,494,188
Poland — 1.3%
Poland Government Bond:
3.25%, 7/25/25	PLN	368,595	102,959,554
2.50%, 7/25/26		370,896	96,928,588
2.50%, 7/25/27		1,225,585	316,267,906
Poland Government International Bond, 5.00%, 3/23/22	USD	13,577	15,029,739

			531,185,787
Saudi Arabia — 0.1%
Saudi Arabia Government Bond, 2.38%, 10/26/21 (c)		43,956	43,280,748
South Korea — 0.1%
Export-Import Bank of Korea:
2.88%, 9/17/18		12,426	12,538,368
2.63%, 12/30/20		25,337	25,501,488

			38,039,856
Turkey — 0.3%
Turkey Government Bond, 11.00%, 3/02/22	TRY	377,857	109,029,731

Foreign Agency Obligations		Par (000)	Value
United Kingdom — 1.1%
United Kingdom Gilt:
0.50%, 7/22/22	GBP	94,769	$124,518,022
2.75%, 9/07/24		201,154	300,130,826

			424,648,848
Total Foreign Agency Obligations — 12.0%			4,736,690,058

Investment Companies (a)(p)		Shares
United States — 3.7%
ETFS Gold Trust		1,201,717	148,013,080
ETFS Palladium Trust		348,916	29,582,215
ETFS Platinum Trust		294,567	26,508,084
iShares Gold Trust (q)		19,801,383	241,972,900
SPDR Gold Shares		8,625,567	1,041,537,215
Total Investment Companies — 3.7%			1,487,613,494

Non-Agency Mortgage-Backed Securities — 0.1%		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015 1-A, Class F, (3 mo. LIBOR GBP + 3.600%), 3.90%, 8/20/25 (c)(e)(k)	GBP	30,423	40,140,120

Preferred Securities
Capital Trusts
Netherlands — 0.0%
ING Groep NV, 6.00% (n)(r)	USD	14,653	15,195,161
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (n)(r)		57,052	60,903,010
Lloyds Bank PLC, 13.00% (n)(r)		36,699	91,442,450

			152,345,460
United States — 0.7%
American Express Co., Series C, 4.90% (n)(r)		19,427	19,912,675
Citigroup, Inc., Series O, 5.88% (n)(r)		36,177	38,031,071
General Electric Co. (n)(r):
6.38%		18,168	18,395,100
Series D, 5.00%		30,805	32,477,403

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Capital Trusts		Par (000)	Value
United States (continued)
Goldman Sachs Group, Inc. (n)(r):
Series L, 5.70%	USD	29,818	$31,144,305
Series M, 5.38%		31,274	32,681,330
Morgan Stanley, Series H, 5.45% (n)(r)		22,072	22,844,520
NBCUniversal Enterprise, Inc., 5.25% (c)(r)		22,612	24,194,840
Prudential Financial, Inc. (n):
5.88%, 9/15/42		16,816	18,728,820
5.63%, 6/15/43		11,171	12,232,245
USB Capital IX, 3.50% (n)(r)		7,788	6,960,525

			257,602,834
Total Capital Trusts — 1.1%			425,143,455

Preferred Stocks		Shares
Brazil — 0.0%
Itau Unibanco Holding SA, Preference Shares		29,989	358,904
Itausa — Investimentos Itau SA, Preference Shares		89,966	266,867
Petroleo Brasileiro SA, Preference Shares (a)	BRL	97,960	417,493
Vale SA, Preference Shares		29,302	274,100

			1,317,364
South Korea — 0.0%
Samsung Electronics Co. Ltd., Preference Shares	KRW	583	1,005,199
United States — 2.4%
Anthem, Inc., 5.25% (j)		1,515,402	78,012,895
Crown Castle International Corp., Series A, 6.88%		50,179	53,551,029
Dominion Resources, Inc., Series A, 6.75% (j)		1,243,792	63,408,516
Domo, Inc., Series D-2, (Acquired 4/01/15, cost $89,772,577), 0.00% (a)(e)(f)		10,647,158	97,740,910
DropBox, Inc., Series C (Acquired 1/28/14, cost $150,070,985), 0.00% (a)(e)(f)		7,856,626	94,358,078
Grand Rounds, Inc., Series C, (Acquired 3/31/15, cost $27,587,149), 0.00% (a)(e)(f)		9,935,944	31,099,505
Lookout, Inc., Series F (Acquired 9/19/14, cost $53,322,391), 0.00% (a)(e)(f)		4,667,944	47,566,349

Preferred Stocks		Shares	Value
United States (continued)
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $58,747,474), 0.00% (a)(e)(f)		9,583,601	$76,764,644
Stericycle, Inc., 5.25% (b)		166,858	10,513,723
U.S. Bancorp, Series F, 6.50% (n)		658,905	19,661,725
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $90,664,966), 0.00% (a)(e)(f)		5,844,432	314,897,996
Wells Fargo & Co., Series L, 7.50% (j)		12,471	16,555,253
Welltower, Inc., Series I, 6.50% (j)(r)		583,833	38,182,678

			942,313,301
Total Preferred Stocks — 2.4%			944,635,864

Trust Preferred
Diversified Financial Services — 0.5%
Citigroup Capital XIII, 7.68%, 10/30/40 (o)		1,371,781	36,841,123
GMAC Capital Trust I, Series 2, 6.97%, 2/15/40 (s)		1,506,883	39,465,031
Mandatory Exchangeable Trust, 5.75% (c)(j)(r)		592,924	105,931,266

			182,237,420
Total Preferred Securities — 3.9%			1,552,016,739

U.S. Treasury Obligations		Par (000)
U.S. Treasury Inflation Protected Security, 0.12%, 4/15/22	USD	716,449	716,215,019
U.S. Treasury Notes:
1.17%, 7/31/21		84,369	82,467,016
1.87%, 4/30/22		1,342,143	1,345,445,613
1.77%, 5/31/22		1,373,798	1,369,075,381
1.83%, 6/30/22		1,238,255	1,233,418,177
2.45%, 2/15/27		780,156	777,627,232
2.27%, 5/15/27		127,143	128,052,019
Total U.S. Treasury Obligations — 14.3%			5,652,300,457

12	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Warrants — 0.0%		Shares	Value
Australia — 0.0%
Quintis Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,266,513	$983,580
Total Long-Term Investments (Cost — $31,974,916,803) — 93.3%			36,890,985,401

Short-Term Securities		Par (000)
Time Deposits — 0.2%
Europe — 0.0%
Citibank, New York, (0.56%), 8/01/17	EUR	3,215	3,805,367
United Kingdom — 0.0%
Citibank, New York, 0.05%, 8/01/17	GBP	2,055	2,712,071
United States — 0.2%
Brown Brothers Harriman & Co., 0.95%, 8/01/17	USD	71,526	71,526,005
Total Time Deposits — 0.2%			78,043,443

U.S. Treasury Obligations — 7.3%
U.S. Treasury Bills (t):
0.90%, 8/03/17		614,000	613,968,072
0.91%, 8/10/17		1,313,000	1,312,688,819
0.95%, 8/17/17		340,000	339,853,120
0.93%, 8/24/17		75,000	74,956,156
0.95%, 8/31/17		310,000	309,716,660
0.97%, 9/07/17		116,000	115,848,156
U.S. Treasury Note, 0.75%, 12/31/17		120,000	119,948,667
Total U.S. Treasury Obligations — 7.3%			2,886,979,650

Money Market Funds		Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (q)(u)		29,184,015	29,184,015

Money Market Funds	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 1.29% (q)(u)(v)	382,705,806	$382,782,347
Total Money Market Funds — 1.0%		411,966,362
Total Short-Term Securities (Cost — $3,377,035,554) — 8.5%		3,376,989,455
Options Purchased (Cost — $171,714,418) — 0.5%		219,477,835
Total Investments Before Options Written (Cost — $35,523,666,775*) — 102.3%		40,487,452,691

Investments Sold Short
Common Stocks – (0.7%)
Canada — (0.3%)
Bank of Montreal	(677,814)	(51,408,937)
Royal Bank of Canada	(848,032)	(63,264,853)

		(114,673,790)
United States — (0.4%)
Procter & Gamble Co.	(739,038)	(67,119,431)
Prologis, Inc.	(1,613,491)	(98,116,388)

		(165,235,819)
Total Investments Sold Short (Proceeds — $244,482,660) — (0.7)%		(279,909,609)
Options Written (Premiums Received — $78,956,993) — (0.1)%		(43,061,447)
Total Investments, Net of Options Written (Cost — $35,200,227,122) — 101.5%		40,164,481,635
Liabilities in Excess of Other Assets — (1.5)%		(591,963,597)

Net Assets — 100.0%		$39,572,518,038

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost		$36,391,229,204

Gross unrealized appreciation		$6,138,989,457
Gross unrealized depreciation		(2,365,737,026)

Net unrealized appreciation		$3,773,252,431

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	The Fund held restricted securities with a current value of $686,904,855, representing 1.7% of its net assets as of period end, and an original cost of $731,299,015.

(g)	During the period ended July 31, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate Persons and/or Related Parties	Shares/ Investment Value Held at October 31, 2016	Shares/ Investment Value Purchased	Shares/ Investment Value Sold	Shares/ Investment Value Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Bio City Development Co. BV	$140,850,000	—	—	$140,850,000	$39,395,745	—	—	$(11,042,640)
Ei Towers SpA	1,450,608	—	(247,610)	1,202,998	73,626,462	$6,917,573	$(408,059)	18,964,148
Invitae Corp.	1,735,647	—	(1,161,953)	573,694	5,323,880	—	(2,847,851)	5,937,547
Platinum Group Metals Ltd.	8,067,432	2,291,919	(1,377,298)	8,982,053	6,564,803	—	(7,650,210)	(2,054,434)
St. Joe Co.	6,735,420	—	(1,052,370)	5,683,050	102,579,052	—	(4,551,783)	7,093,038
Total					$227,489,942	$6,917,573	$(15,457,903)	$18,897,659

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Zero-coupon bond.

(j)	Convertible security.

(k)	Floating rate security. Rate shown is the rate in effect as of period end.

(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(m)	When-issued security.

(n)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(o)	Variable rate security. Rate shown is the rate in effect as of period end.

(p)	All or a portion of the security is held by a wholly-owned subsidiary.

(q)	During the period ended July 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Shares Purchased		Shares Sold	Shares Held at July 31, 2017	Value at July 31, 2017	Income		Net Realized Gain	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	9,025,760	20,158,255	[1]	—	29,184,015	$29,184,015	$19,547		—	—
SL Liquidity Series, LLC, Money Market Series	334,360,632	48,345,174	[1]	—	382,705,806	382,782,347	4,824,748	[2]	$27,402	$38,608
iShares Gold Trust	11,663,809	8,137,574		—	19,801,383	241,972,900	—		—	(470,535)
iShares iBoxx $ High Yield Corporate Bond ETF	493,494	—		(493,494)	—	—	189,470		212,134	(1,161,978)
Total						$653,939,262	$5,033,765		$239,536	$(1,593,905)

[1] Represents net shares purchased.

[2]   Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(r)	Perpetual security with no stated maturity date.

14	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

(s)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(t)	Rates are discount rates or a range of discount rates paid at the time of purchase.

(u)	Current yield as of period end.

(v)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NVDR	Non-voting Depository Receipts
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
S&P	S&P Global Ratings
SPDR	Standard & Poor’s Depository Receipts
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty 50 Index	3,236	August 2017	$65,406	$507,883
Short Contracts
Euro Stoxx 50 Index	(791)	September 2017	$32,277	913,269
NASDAQ 100 Stock Index	(2,068)	September 2017	$243,300	(6,136,553)
Russell 2000 Mini Index	(4,901)	September 2017	$349,049	(3,957,118)
S&P 500 E-Mini Index	(1,002)	September 2017	$123,647	(561,200)
TOPIX Index	(73)	September 2017	$10,724	27,851
Yen Denom Nikkei Index	(569)	September 2017	$51,419	271,280

				(9,442,471)

Total				$(8,934,588)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	116,365,000	USD	131,136,373	Deutsche Bank AG	8/31/17	$6,823,003
EUR	116,365,000	USD	131,312,084	UBS AG	9/14/17	6,753,411
EUR	35,267,000	PLN	150,262,107	Deutsche Bank AG	9/26/17	83,929
EUR	52,556,000	PLN	223,436,578	Deutsche Bank AG	9/26/17	261,002
EUR	88,138,000	USD	100,297,254	Goldman Sachs International	10/12/17	4,438,813

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	87,194,000	USD	99,467,427	UBS AG	10/19/17	$4,184,661
NOK	302,801,000	USD	38,057,204	Morgan Stanley & Co. International PLC	10/27/17	520,481

						23,065,300

USD	91,858,461	NZD	133,053,000	UBS AG	9/07/17	(7,999,583)
USD	35,811,206	AUD	47,985,000	Deutsche Bank AG	9/29/17	(2,549,442)
USD	90,744,948	AUD	122,914,000	Citibank N.A.	10/12/17	(7,498,365)
USD	89,395,566	AUD	121,179,000	Goldman Sachs International	10/12/17	(7,460,987)
USD	102,968,100	EUR	88,138,000	Goldman Sachs International	10/12/17	(1,767,967)
USD	104,562,563	NZD	152,091,000	JPMorgan Chase Bank N.A.	10/19/17	(9,498,018)
USD	233,415,219	AUD	294,426,220	Goldman Sachs International	10/20/17	(1,887,752)

						(38,662,114)
Net Unrealized Depreciation						$(15,596,814)

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Call
Wynn Resorts, Ltd.	403	9/15/17	USD	140.00	$5,212	$74,152

OTC Interest Rate Swaptions Purchased
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 9/07/27	Bank of America N.A.	9/05/17	2.06%	2.06%	Semi-annually	3-Month LIBOR	Quarterly	USD	510,734	$635,966
10-Year Interest Rate Swap, 9/15/27	Goldman Sachs International	9/13/17	2.27%	2.27%	Semi-annually	3-Month LIBOR	Quarterly	USD	1,017,780	7,812,187
10-Year Interest Rate Swap, 10/18/27	Bank of America N.A.	10/16/17	2.10%	2.10%	Semi-annually	3-Month LIBOR	Quarterly	USD	510,267	2,030,606
										10,478,759
Put
5-Year Interest Rate Swap, 10/05/22	Goldman Sachs International	10/03/17	0.46%	6-Month EURIBOR	Semi-annually	0.46%	Annually	EUR	1,029,250	1,126,045
5-Year Interest Rate Swap, 4/06/23	Deutsche Bank AG	4/04/18	1.07%	6-Month LIBOR	Semi-annually	1.07%	Semi-annually	JPY	12,739,074	5,175
30-Year Interest Rate Swap, 5/04/48	Goldman Sachs International	5/02/18	2.75%	3-Month LIBOR	Quarterly	2.75%	Semi-annually	USD	120,387	3,967,456
										5,098,676

16	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Total	$15,577,435

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Topix Index	Societe Generale	12,641,973	8/10/17	JPY	1,600.00	JPY	20,462,424	$2,732,542
GBP Currency	JPMorgan Chase Bank N.A.	—	8/21/17	USD	1.28	GBP	257,029	10,195,754
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,098,480	8/10/17	USD	121.00	USD	132,641	1,131,434
EUR Currency	UBS AG	—	9/08/17	USD	1.14	EUR	254,175	12,768,386
Topix Index	UBS AG	8,674,252	9/08/17	JPY	1,600.00	JPY	14,040,231	2,551,438
EUR Currency	BNP Paribas S.A.	—	9/14/17	USD	1.14	EUR	253,077	11,745,227
ETFS Gold Trust	Morgan Stanley & Co. LLC	1,285,121	9/15/17	USD	125.00	USD	158,286	1,477,889
EUR Currency	UBS AG	—	9/27/17	USD	1.14	EUR	253,118	12,204,063
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,479,802	9/29/17	USD	122.00	USD	178,686	2,530,461
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	903,201	10/20/17	USD	122.00	USD	109,062	1,950,914
USD Currency	BNP Paribas S.A.	—	10/27/17	BRL	3.19	USD	128,248	2,978,944
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	1,107,024	11/17/17	USD	120.00	USD	133,673	4,040,638
Euro STOXX 50 Index	Citibank N.A.	32,074	12/15/17	EUR	3,650.00	EUR	110,635	1,061,239
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,019,033	12/15/17	USD	120.00	USD	123,048	4,279,939
Aflac, Inc.	Goldman Sachs International	625,606	1/19/18	USD	85.00	USD	49,892	556,789
Allstate Corp.	Goldman Sachs International	225,478	1/19/18	USD	80.00	USD	20,518	2,694,462
BB&T Corp.	Goldman Sachs International	437,863	1/19/18	USD	40.00	USD	20,720	3,305,866
CIT Group, Inc.	Goldman Sachs International	269,366	1/19/18	USD	42.00	USD	12,835	1,764,347
CME Group, Inc.	Goldman Sachs International	250,962	1/19/18	USD	115.00	USD	30,773	2,396,687
Capital One Financial Corp.	Goldman Sachs International	448,225	1/19/18	USD	80.00	USD	38,628	4,112,464
Charles Schwab Corp.	Goldman Sachs International	715,186	1/19/18	USD	40.00	USD	30,681	3,325,615
E*Trade Financial Corp.	Goldman Sachs International	959,462	1/19/18	USD	35.00	USD	39,338	6,884,140
Fifth Third Bancorp	Goldman Sachs International	715,186	1/19/18	USD	25.00	USD	19,095	1,873,787
Franklin Resources, Inc.	Goldman Sachs International	1,043,892	1/19/18	USD	45.00	USD	46,745	2,505,341
Manulife Financial Corp.	Goldman Sachs International	902,608	1/19/18	USD	22.00	CAD	23,179	2,823,478
MetLife, Inc.	Goldman Sachs International	715,186	1/19/18	USD	52.50	USD	39,335	3,182,578
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,016,665	1/19/18	USD	120.00	USD	122,762	4,829,159
SunTrust Banks, Inc.	Goldman Sachs International	614,254	1/19/18	USD	55.00	USD	35,191	2,764,143
Synchrony Financial	Goldman Sachs International	1,156,232	1/19/18	USD	35.00	USD	35,057	722,645
TD Ameritrade Holding Corp.	Goldman Sachs International	1,185,962	1/19/18	USD	40.00	USD	54,234	8,123,840
Travelers Cos., Inc.	Goldman Sachs International	430,327	1/19/18	USD	135.00	USD	55,121	656,249
Wells Fargo & Co.	Goldman Sachs International	1,557,534	1/19/18	USD	55.00	USD	84,013	3,099,493
EUR Currency	UBS AG	—	3/27/18	USD	1.20	EUR	1,023,320	28,925,964
EUR Currency	Barclays Bank PLC	—	5/18/18	USD	1.19	EUR	507,587	19,711,336
Euro STOXX 50 Index	Deutsche Bank AG	15,600	9/21/18	EUR	3,426.55	EUR	53,810	3,372,993
BP PLC	UBS AG	3,471,123	1/18/19	USD	40.00	USD	121,975	2,412,430
Chevron Corp.	UBS AG	1,100,660	1/18/19	USD	125.00	USD	120,181	2,856,213
ConocoPhillips	UBS AG	1,764,701	1/18/19	USD	52.50	USD	80,064	4,729,399
Exxon Mobil Corp.	UBS AG	748,314	1/18/19	USD	95.00	USD	59,895	793,213
Occidental Petroleum Corp.	UBS AG	1,608,158	1/18/19	USD	75.00	USD	99,593	2,259,462
Royal Dutch Shell PLC	UBS AG	1,981,358	1/18/19	USD	60.00	USD	112,006	3,021,571
Schlumberger Ltd.	UBS AG	1,083,182	1/18/19	USD	90.00	USD	74,306	1,131,925
Suncor Energy, Inc.	UBS AG	2,337,056	1/18/19	USD	35.00	USD	76,235	5,492,082
TOTAL SA	UBS AG	2,386,722	1/18/19	USD	60.00	USD	120,935	1,849,709
								203,826,248
Total								$203,826,248

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)	Value
Put
Wynn Resorts, Ltd.	403	9/15/17	USD	125.00	$5,212	$(156,163)

OTC Barrier Options Written
Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
Euro STOXX 50 Index	Down-and-In	Deutsche Bank AG	15,600	9/21/18	EUR	2,586.07	EUR	2,165.83	EUR	53,810	$(707,814)

OTC Interest Rate Swaptions Written
				Received by the Fund		Paid by the Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate	Frequency	Rate	Frequency	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 9/07/27	Bank of America N.A.	9/05/17	1.81%	3-Month LIBOR	Quarterly	1.81%	Semi-annually	USD	510,734	$(47,161)
10-Year Interest Rate Swap, 9/15/27	Goldman Sachs International	9/13/17	2.12%	3-Month LIBOR	Quarterly	2.12%	Semi-annually	USD	1,017,780	(2,730,074)
10-Year Interest Rate Swap, 10/18/27	Bank of America N.A.	10/16/17	1.85%	3-Month LIBOR	Quarterly	1.85%	Semi-annually	USD	510,267	(458,566)
										(3,235,801)
Put
10-Year Interest Rate Swap, expiring 9/07/27	Bank of America N.A.	9/05/17	2.51%	2.51%	Semi-annually	3-Month LIBOR	Quarterly	USD	510,734	(435,130)
5-Year Interest Rate Swap, 10/05/22	Goldman Sachs International	10/03/17	0.76%	0.76%	Annually	6-Month EURIBOR	Semi-annually	EUR	1,029,250	(82,975)
10-Year Interest Rate Swap, 10/18/27	Bank of America N.A.	10/16/17	2.42%	2.42%	Semi-annually	3-Month LIBOR	Quarterly	USD	510,267	(2,577,494)
MC 5Yx5-Year Interest Rate Swap, 11/07/27	Goldman Sachs International	11/02/17	2.70%	2.70%	Semi-annually	3-Month LIBOR	Quarterly	USD	612,903	(3,370,791)
5-Year Interest Rate Swap, 5/04/23	Goldman Sachs International	5/02/18	2.50%	2.50%	Semi-annually	3-Month LIBOR	Quarterly	USD	550,706	(1,873,855)
										(8,340,245)

Total										$(11,576,046)

OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Topix Index	Societe Generale	12,641,973	8/10/17	JPY	1,700.00	JPY	20,462,424	$(1,984)
GBP Currency	JPMorgan Chase Bank N.A.	—	8/21/17	USD	1.34	GBP	514,057	(1,072,987)

18	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	8/24/17	ZAR	13.95	USD	126,781	$(333,434)
Topix Index	UBS AG	8,674,252	9/08/17	JPY	1,750.00	JPY	14,040,231	(10,163)
ETFS Gold Trust	Morgan Stanley & Co. LLC	1,285,121	9/15/17	USD	140.00	USD	158,286	(128,512)
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	903,186	10/20/17	USD	146.00	USD	109,060	(46,785)
USD Currency	BNP Paribas S.A.	—	10/27/17	BRL	3.55	USD	256,496	(831,817)
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	1,107,024	11/17/17	USD	137.00	USD	133,673	(321,037)
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,019,033	12/15/17	USD	137.00	USD	123,048	(458,565)
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,016,665	1/19/18	USD	135.00	USD	122,762	(833,665)
								(4,038,949)
Put
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,479,802	9/29/17	USD	105.00	USD	178,686	(51,793)
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	903,186	10/20/17	USD	105.00	USD	109,060	(48,935)
USD Currency	BNP Paribas S.A.	—	10/27/17	BRL	3.00	USD	128,248	(601,611)
SPDR Gold Trust ETF	JPMorgan Chase Bank N.A.	1,107,024	11/17/17	USD	103.00	USD	133,673	(81,588)
SPDR Gold Trust ETF	Morgan Stanley & Co. LLC	1,016,665	1/19/18	USD	110.00	USD	122,762	(620,877)
BP PLC	UBS AG	3,471,123	1/18/19	USD	25.00	USD	121,975	(2,273,586)
Chevron Corp.	UBS AG	1,100,660	1/18/19	USD	80.00	USD	120,181	(2,597,558)
ConocoPhillips	UBS AG	1,764,701	1/18/19	USD	35.00	USD	80,064	(3,247,050)
Exxon Mobil Corp.	UBS AG	748,314	1/18/19	USD	60.00	USD	59,895	(1,242,201)
Occidental Petroleum Corp.	UBS AG	1,608,158	1/18/19	USD	45.00	USD	99,593	(2,645,420)
Royal Dutch Shell PLC	UBS AG	1,981,358	1/18/19	USD	40.00	USD	112,006	(1,535,552)
Schlumberger Ltd.	UBS AG	1,083,182	1/18/19	USD	60.00	USD	74,306	(4,495,205)
Suncor Energy, Inc.	UBS AG	2,337,056	1/18/19	USD	25.00	USD	76,235	(3,143,340)
TOTAL SA	UBS AG	2,386,722	1/18/19	USD	40.00	USD	120,935	(3,997,759)
								(26,582,475)
Total								$(30,621,424)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)[1]		Value	Upfront Premium Paid (Received)	Unrealized Depreciation
Dow Jones Markit CDX North America High Yield Index, Series 27, Version 2	5.00%	Quarterly	12/20/21	USD	56,214	$(4,578,155)	$(3,630,343)	$(947,812)
Dow Jones Markit CDX North America High Yield Index, Series 28, Version 1	5.00%	Quarterly	6/20/22	USD	31,622	(2,409,266)	(2,263,563)	(145,703)
Total						$(6,987,421)	$(5,893,906)	$(1,093,515)

[1] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month LIBOR	Quarterly	2.40%	Semi-annually	3/07/18[1]	3/07/23	USD	516,913	$9,293,735	$4,042	$9,289,693
0.42%	Annually	6-Month EURIBOR	Semi-annually	3/07/18[1]	3/07/23	EUR	457,468	805,182	3,798	801,821

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.37%	Annually	6-Month EURIBOR	Semi-annually	NA	8/15/26	EUR	168,618	$8,301,772	$5,232	$8,297,012
3.03%	Semi-annually	3-Month LIBOR	Quarterly	4/19/22[1]	4/19/27	USD	699,550	(13,197,331)	5,817	(13,203,148)
Total								$5,203,358	$18,889	$5,185,378

[1] Forward swap.

OTC Currency Swaps
Paid by the Fund		Received by the Fund		Notional Amount (000)
Rate	Frequency	Rate	Frequency	Delivered	Received	Counterparty	Termination Date[1]	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
0.10 JPY	Semi-annual	1.84%	Semi-annual	JPY 10,596,100	USD 94,118	Bank of America N.A.	3/15/18	$(1,437,472)	—	$(1,437,472)
0.10 JPY	Semi-annual	1.96%	Semi-annual	JPY 15,929,100	USD 140,468	Bank of America N.A.	3/15/18	(3,015,752)	—	(3,015,752)
0.10 JPY	Semi-annual	2.01%	Semi-annual	JPY 24,956,150	USD 241,239	Bank of America N.A.	10/15/18	16,257,305	—	16,257,305
Total								$11,804,081	—	$11,804,081

[1] At termination date, the notional amount delivered will be exchanged for the notional amount received.

OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Airbus SE	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,424	$(1,042,831)	$(925,454)	$(117,377)
Akzo Nobel NV	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(774,622)	(631,034)	(143,588)
BASF Schweiz AG	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(1,131,222)	(999,814)	(131,408)
BP Capital Markets PLC	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(774,751)	(631,688)	(143,063)
Barrick Gold Corp.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(353,217)	(327,965)	(25,252)
Bayer AG	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(1,012,986)	(895,795)	(117,191)
CSX Corp.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,423	(891,932)	(864,464)	(27,468)
Caterpillar, Inc.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(850,096)	(760,644)	(89,452)
Cie de Saint-Gobain	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(870,194)	(778,448)	(91,746)
Deere & Co.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(939,909)	(895,373)	(44,536)
Dow Chemical Co.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(675,530)	(608,985)	(66,545)
General Electric Co.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(832,855)	(760,644)	(72,211)
International Paper Co.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,423	(700,354)	(669,323)	(31,031)
Norfolk Southern Corp.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(971,010)	(907,679)	(63,331)
Shell International Finance BV	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(923,762)	(807,108)	(116,654)
Southwest Airlines Co.	1.00%	Quarterly	Barclays Bank PLC	6/20/22	USD	25,429	(780,643)	(760,644)	(19,999)

20	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Statoil ASA	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	$(1,147,293)	$(1,014,723)	$(132,570)
Volkswagen International Finance NV	1.00%	Quarterly	Barclays Bank PLC	6/20/22	EUR	25,423	(476,915)	(543,642)	66,727
Total							$(15,150,122)	$(13,783,427)	$(1,366,695)

OTC Total Return Swaps
Reference Entity	Fixed Amount[1]	Counterparty	Termination Date	Contract Amount		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 2,587,893,300	BNP Paribas S.A.	4/02/18	JPY	783	$2,719,495	—	$2,719,495
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 1,548,600,000	BNP Paribas S.A.	4/02/18	JPY	464	1,475,187	—	1,475,187
Euro Stoxx 50 Index Dividend Future December 2018	EUR 24,499,253	BNP Paribas S.A.	12/21/18	EUR	1,269	1,355,774	—	1,355,774
Euro Stoxx 50 Index Dividend Future December 2018	EUR 11,246,970	BNP Paribas S.A.	12/21/18	EUR	1,029	1,607,932	—	1,607,932
S&P 500 Index Annual Dividend Future December 2018	USD 12,253,175	BNP Paribas S.A.	12/21/18	USD	2,621	3,669,400	—	3,669,400
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 1,350,937,500	BNP Paribas S.A.	4/01/19	JPY	393	2,236,904	—	2,236,904
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 2,680,496,000	BNP Paribas S.A.	4/01/19	JPY	784	4,593,986	—	4,593,986
Euro Stoxx 50 Index Dividend Future December 2019	EUR 7,065,150	BNP Paribas S.A.	12/20/19	EUR	703	1,672,746	—	1,672,746
Euro Stoxx 50 Index Dividend Future December 2019	EUR 9,746,040	BNP Paribas S.A.	12/20/19	EUR	964	2,225,308	—	2,225,308
Euro Stoxx 50 Index Dividend Future December 2019	EUR 13,729,500	BNP Paribas S.A.	12/20/19	EUR	1,350	3,020,467	—	3,020,467

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Reference Entity	Fixed Amount[1]	Counterparty	Termination Date	Contract Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2019	EUR 10,557,560	BNP Paribas S.A.	12/20/19	EUR	1,028	$2,178,335	—	$2,178,335
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 1,825,270,000	BNP Paribas S.A.	4/01/20	JPY	523	3,771,464	—	3,771,464
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 2,223,600,000	BNP Paribas S.A.	4/01/20	JPY	654	5,250,034	—	5,250,034
Euro Stoxx 50 Index Dividend Future December 2020	EUR 3,283,830	BNP Paribas S.A.	12/18/20	EUR	341	811,389	—	811,389
Euro Stoxx 50 Index Dividend Future December 2020	EUR 4,010,240	BNP Paribas S.A.	12/18/20	EUR	416	984,922	—	984,922
Euro Stoxx 50 Index Dividend Future December 2020	EUR 3,492,060	BNP Paribas S.A.	12/18/20	EUR	363	868,033	—	868,033
Euro Stoxx 50 Index Dividend Future December 2020	EUR 2,995,200	BNP Paribas S.A.	12/18/20	EUR	312	753,465	—	753,465
Euro Stoxx 50 Index Dividend Future December 2020	EUR 4,025,500	BNP Paribas S.A.	12/18/20	EUR	415	953,078	—	953,078
Euro Stoxx 50 Index Dividend Future December 2020	EUR 12,076,500	BNP Paribas S.A.	12/18/20	EUR	1,245	2,859,233	—	2,859,233
Euro Stoxx 50 Index Dividend Future December 2020	EUR 11,021,390	BNP Paribas S.A.	12/18/20	EUR	1,031	1,159,473	—	1,159,473
S&P 500 Index Annual Dividend Future December 2020	USD 5,027,780	Goldman Sachs International	12/18/20	USD	1,048	1,892,950	—	1,892,950
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY 1,489,920,000	BNP Paribas S.A.	4/01/21	JPY	384	1,595,283	—	1,595,283

22	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Reference Entity	Fixed Amount[1]	Counterparty	Termination Date	Contract Amount		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY 738,707,500	BNP Paribas S.A.	4/01/21	JPY	193	$893,705	—	$893,705
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY 353,080,000	BNP Paribas S.A.	4/01/21	JPY	91	378,049	—	378,049
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY 393,210,000	BNP Paribas S.A.	4/01/21	JPY	102	446,877	—	446,877
SGX Nikkei Stock Average Dividend Point Index Future December 2020	JPY 526,875,000	BNP Paribas S.A.	4/01/21	JPY	125	139,462	—	139,462
Euro Stoxx 50 Index Dividend Future December 2021	EUR 5,319,950	BNP Paribas S.A.	12/17/21	EUR	515	524,305	—	524,305
Euro Stoxx 50 Index Dividend Future December 2021	EUR 5,510,880	BNP Paribas S.A.	12/17/21	EUR	516	311,529	—	311,529
Euro Stoxx 50 Index Dividend Future December 2021	EUR 5,690,160	BNP Paribas S.A.	12/17/21	EUR	504	(59,664)	—	(59,664)
S&P 500 Index Annual Dividend Future December 2021	USD 6,355,195	BNP Paribas S.A.	12/17/21	USD	1,309	2,716,175	—	2,716,175
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY 1,509,120,000	BNP Paribas S.A.	4/01/22	JPY	384	1,574,384	—	1,574,384
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY 755,250,000	BNP Paribas S.A.	4/01/22	JPY	190	701,438	—	701,438
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY 765,120,000	BNP Paribas S.A.	4/01/22	JPY	192	691,406	—	691,406
SGX Nikkei Stock Average Dividend Point Index Future December 2021	JPY 532,500,000	BNP Paribas S.A.	4/01/22	JPY	125	138,328	—	138,328

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Reference Entity	Fixed Amount[1]	Counterparty	Termination Date	Contract Amount		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Euro Stoxx 50 Index Dividend Future December 2022	EUR 5,584,320	BNP Paribas S.A.	12/16/22	EUR	504	$(89,495)	—	$(89,495)
Euro Stoxx 50 Index Dividend Future December 2022	EUR 2,737,500	BNP Paribas S.A.	12/16/22	EUR	250	(5,919)	—	(5,919)
Euro Stoxx 50 Index Dividend Future December 2022	EUR 5,466,780	BNP Paribas S.A.	12/21/22	EUR	502	23,771	—	23,771
SGX Nikkei Stock Average Dividend Point Index Future December 2022	JPY 528,750,000	BNP Paribas S.A.	4/03/23	JPY	125	216,563	—	216,563
Total						$56,255,772	—	$56,255,772

[1] The Fund pays the fixed amount and receives the total return of the reference entity. Net payment made at termination.

24	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privatelyheld companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$3,468,720	—	$3,468,720
Belgium	—	224,179,980	—	224,179,980
Brazil	$50,323,612	—	—	50,323,612
Canada	135,542,617	—	—	135,542,617
China	165,619,383	46,498,799	—	212,118,182
Czech Republic	—	13,078,681	—	13,078,681
Denmark	—	2,016,450	—	2,016,450
Finland	—	134,004,112	—	134,004,112
France	3,256,713	1,082,926,751	—	1,086,183,464
Germany	—	713,410,796	—	713,410,796
Hong Kong	11,167,143	286,159,767	—	297,326,910
India	—	514,013,670	—	514,013,670
Indonesia	30,831,627	—	—	30,831,627
Ireland	15,480,289	53,858	—	15,534,147
Israel	441,631	—	—	441,631
Italy	119,275,328	290,231,881	—	409,507,209
Japan	—	3,297,519,177	—	3,297,519,177
Mexico	469,058	—	—	469,058

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks (continued):
Netherlands	$117,060	$480,815,985	—	$480,933,045
Norway	—	814,901	—	814,901
Poland	—	263,912	—	263,912
Portugal	—	39,431,033	—	39,431,033
Singapore	—	116,864,525	—	116,864,525
South Africa	—	1,136,549	—	1,136,549
South Korea	—	174,884,760	—	174,884,760
Spain	—	146,174,937	—	146,174,937
Sweden	—	221,297,506	—	221,297,506
Switzerland	—	323,783,846	—	323,783,846
Taiwan	—	198,617,591	—	198,617,591
Thailand	20,298,049	51,961,102	—	72,259,151
Turkey	—	698,685	—	698,685
United Arab Emirates	—	102,736,655	—	102,736,655
United Kingdom	413,112,722	956,220,322	—	1,369,333,044
United States	10,391,383,009	61,548,232	4,270,955	10,457,202,196
Corporate Bonds	232,599,212	2,062,920,824	54,992,710	2,350,512,746
Floating Rate Loan Interests	—	224,325,828	—	224,325,828
Foreign Agency Obligations	—	4,736,690,058	—	4,736,690,058
Investment Companies	1,487,613,494	—	—	1,487,613,494
Non-Agency Mortgage-Backed Securities	—	—	40,140,120	40,140,120
Capital Trusts	—	425,143,455	—	425,143,455
Preferred Stocks	281,203,183	1,005,199	662,427,482	944,635,864
Trust Preferreds	76,306,154	105,931,266	—	182,237,420
U.S. Treasury Obligations	—	5,652,300,457	—	5,652,300,457
Warrants	—	983,580	—	983,580
Short-Term Securities
Time Deposits	—	78,043,443	—	78,043,443
Money Market Funds	29,184,015	—	—	29,184,015
U.S. Treasury Obligations	—	2,886,979,650	—	2,886,979,650
Options Purchased
Equity Contracts	74,152	105,296,574	—	105,370,726
Foreign currency exchange contracts	—	98,529,674	—	98,529,674
Interest rate contracts	—	15,577,435	—	15,577,435
Liabilities:
Investments:
Investments Sold Short	$(279,909,609)	—	—	$(279,909,609)

Subtotal	$13,184,388,842	$25,878,540,626	$761,831,267	$39,824,760,735

Investments Valued at NAV[1]				382,782,347

Total Investments				$40,207,543,082

26	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Credit contracts	—	$66,727	—	$66,727
Equity contracts	$1,720,283	56,410,850	—	58,131,133
Foreign currency exchange contracts	—	39,322,605	—	39,322,605
Interest rate contracts	—	18,388,526	—	18,388,526
Liabilities:
Credit contracts	—	(2,526,937)	—	(2,526,937)
Equity contracts	(10,811,034)	(28,644,467)	—	(39,455,501)
Foreign currency exchange contracts	—	(45,955,187)	—	(45,955,187)
Interest rate contracts	—	(24,779,194)	—	(24,779,194)

Total	$(9,090,751)	$12,282,923	—	$3,192,172

[1] As of July 31, 2017, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2016	$3,391,206	$141,246,994	$111,256,662	—	$604,588,415	$860,483,277
Transfers into Level 3	—	—	—	$34,419,618	—	34,419,618
Transfers out of Level 3	—	—	(50,082,056)	—	—	(50,082,056)
Accrued discounts/premiums	—	—	—	95,781	—	95,781
Net realized gain (loss)	(17,322,913)	(32,302,819)	259,930	—	—	(49,365,802)
Net change in unrealized appreciation (depreciation)[1]	49,316,287	(13,010,588)	(1,844,317)	5,624,721	49,887,411	89,973,514
Purchases	—	15,534,258	—	—	7,951,656	23,485,914
Sales	(31,113,625)	(56,475,135)	(59,590,219)	—	—	(147,178,979)

Closing Balance, as of April 30, 2017	$4,270,955	$54,992,710	—	$40,140,120	$662,427,482	$761,831,267

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017	$3,234,209	$(14,165,621)	—	$5,624,721	$49,887,412	$44,586,721

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017	27

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Fund, Inc.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $40,337,632. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approaches	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[3]	$4,270,955	Market	Priced to Last Financing Round[1]	—	—
			Billings Multiple[1]	7.00x	—
			Time to Exit[1]	1 year	—
			Volatility[1]	33%	—
			Revenue Growth Rate[1]	25%	—
Corporate Bonds	54,795,198	Income	Discount Rate[2]	17.5%	—
		Market	Yield[2]	11.25%	—
			Volatility[1]	36.3%	—
			Estimated Recovery Value[1]	—	—
Preferred Stocks[3,4]	662,427,482	Market	Billing Multiple[1]	7.00x	—
			Revenue Growth Rate[1]	83% — 131%	105.01%
			Revenue Growth Rate[1]	25%	—
			Revenue Multiple[1]	7.75x — 19.75x	9.82x
			Time to Exit [2]	1-2 years	—
			Volatility[2]	33% — 61%	44.07%
			Discount Rate[2]	20%	—
			Exit Scenario Probability[1]	1% — 79%	—

Total	$721,493,635

[1]    Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]    Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

[3]    For the period ended July 31, 2017, the valuation technique changed for certain investments in common stocks and preferred stocks with a total value of $47,696,630 from a hybrid model using Probability-Weighted Expected Return Model (“PWERM”) and Option Pricing Model (“OPM”) to using only OPM. The Change was due to consideration of liquidation preferences and exit strategy.

[4]    For the period ended July 31, 2017, the valuation technique changed for certain investments in preferred stocks with a total value of $97,740,910 from a hybrid model using PWERM and OPM to using only PWERM. The change was due to consideration of liquidation preferences and exit strategy.

28	BLACKROCK GLOBAL ALLOCATION FUND, INC.	JULY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Allocation Fund, Inc.

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Global Allocation Fund, Inc.

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Global Allocation Fund, Inc.

Date: September 25, 2017